Inventories (Schedule of Inventories) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Inventories [abstract]
Concentrate stockpiles	$ 1,671	$ 2,594
Ore stockpiles	3,166	4,144
Materials and supplies	9,549	11,015
Total current inventories	14,386	17,753
Cost of inventories recognised as expense during period	162,751	156,614
Inventories write down of materials and supplies to net realizable value	$ 206	$ 985